Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Property, plant and equipment

18Property, plant and equipment

			Mine
			development,
	Land and	Right of use	infrastructure	Assets under	Decommissioning	Plant &	Furniture	Motor
Cost	Buildings	asset	and other	construction	assets	Equipment	& Fittings	Vehicles	Total
Balance at January 1, 2024	16,686	501	118,398	32,134	3,494	71,445	1,861	3,605	248,124
Additions(2)	214	265	128	24,695	317	1,532	243	187	27,581
Impairments(1)	(29)	—	—	—	—	(3,367)	—	—	(3,396)
Disposals	—	—	—	—	—	—	(3)	(233)	(236)
Derecognition	—	(256)	—	—	—	—	—	—	(256)
Reallocations between asset classes	—	—	24,900	(25,573)	—	673	—	—	—
Foreign exchange movement	—	(4)	—	—	—	—	(11)	—	(15)
Balance at December 31, 2024	16,871	506	143,426	31,256	3,811	70,283	2,090	3,559	271,802

Balance at January 1, 2025	16,871	506	143,426	31,256	3,811	70,283	2,090	3,559	271,802
Additions(2)	4	—	—	24,358	(61)	3,254	1,180	2,299	31,034
Disposals	—	—	—	—	—	—	(11)	(41)	(52)
Reallocations between asset classes	2,369	—	31,506	(42,748)	—	8,873	—	—	—
Reallocate of right of use asset(3)	—	(519)	—	—	—	—	—	—	(519)
Foreign exchange movement	—	13	—	7	—	—	93	—	113
Balance at December 31, 2025	19,244	—	174,932	12,873	3,750	82,410	3,352	5,817	302,378

(1)

Included in the 2024 impairments are drill rigs with a net book value amount of $309, Lima plant at $1,204 and sinking headgear of $91 and other assets of $107. These assets were impaired to a net book value amount of $Nil, as management no longer intends to use it in the manner originally intended and being derecognised.

(2)	Additions include change in estimates on decommissioning assets.
(3)	Right of use assets has been included as a separate line on the Statement of Financial Position. Refer to note 19.

			Mine
			development,
Accumulated depreciation and	Land and	Right of use	infrastructure	Assets under	Decommissioning	Plant &	Furniture	Motor
Impairment losses	Buildings	asset	and other	construction	assets	Equipment	& Fittings	Vehicles	Total
Balance at January 1, 2024	9,362	345	17,806	—	786	35,820	1,255	3,101	68,475
Depreciation for the year	1,102	127	7,189	—	77	7,099	205	222	16,021
Impairment for the year	22	—	—	—	—	1,689	—	—	1,711
Accumulated depreciation and impairment - impairments	(29)	—	—	—	—	(3,367)	—	—	(3,396)
Accumulated depreciation on disposals	—	—	—	—	—	—	(2)	(202)	(204)
Accumulated depreciation derecognised assets	—	(256)	—	—	—	—	—	—	(256)
Foreign exchange movement	—	2	—	—	—	—	(7)	—	(5)
Balance at December 31, 2024	10,457	218	24,995	—	863	41,241	1,451	3,121	82,346

Balance at January 1, 2025	10,457	218	24,995	—	863	41,241	1,451	3,121	82,346
Depreciation for the year	1,151	—	7,461	—	—	6,208	346	531	15,697
Disposals	—	—	—	—	—	—	(6)	(30)	(36)
Accumulated depreciation of right of use assets	—	(217)	—	—	—	—	—	—	(217)
Foreign exchange movement	—	(1)	—	—	—	—	51	—	50
Balance at December 31, 2025	11,608	—	32,456	—	863	47,449	1,842	3,622	97,840

Carrying amounts
At December 31, 2024	6,414	288	118,431	31,256	2,948	29,042	639	438	189,456
At December 31, 2025	7,636	—	142,476	12,873	2,887	34,961	1,510	2,195	204,538

18Property, plant and equipment (continued)

18.1Impairment considerations

The Group performed an impairment trigger assessment as at 31 December 2025 in accordance with IAS 36 Impairment of Assets (“IAS 36”) for its Cash‑Generating Units (CGUs), including the Blanket Mine CGU and other assets whose impairment assessment is within the scope of IAS 36. As part of this assessment, management reviewed and evaluated a broad range of external and internal indicators of impairment. External indicators reviewed included considerations and impact of:

●	a decline in long‑term market prices for gold,
●	a significant reduction in the Group’s market capitalisation,
●	adverse movements in relevant foreign exchange rates,
●	changes in government laws and regulations affecting mining operations,
●	increased security or political risk in the jurisdictions in which the Group operates, and
●	increased physical risks associated with climate change.

Internal indicators assessed included considerations and impact of:

●	a significant increases in production costs,
●	a reductions in estimates of reserves and resources,
●	any production difficulties and operational issues requiring material capital expenditure,
●	revisions to mine development plans,
●	any serious mine incidents such as underground collapses,
●	challenges in securing infrastructure and logistics for transporting product to market,
●	increases in expected site restoration and rehabilitation costs, and
●	material cost overruns or asset write‑offs on capital projects.

Based on the comprehensive review and assessment of the external and internal factors outlined above, management concluded that none of them individually and/or in combination have had an adverse impact on the Group and consequently, no impairment indicators existed as at year end impacting the Group assets and CGUs that would require a detailed impairment test and the potential recognition of an impairment loss in the reporting period.

18.2Cash flow used in acquisition of property, plant and equipment:

	2025	2024	2023
Additions	31,034	27,581	29,606
Adjustments for:
Net property, plant and equipment included in prepayments	1,162	679	329
Net property, plant and equipment included in trade and other payables	193	(201)	583
Right of use asset recognition (note 19)	—	(265)	—
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 29)	61	(317)	(1,962)
	32,450	27,477	28,556

18.3Capital commitments

The amount of contractual commitment for the acquisition of property, plant and equipment at December 31, 2025 amounted to $7,057 (2024: $2,503).